[Letterhead of Kleinberg, Kaplan, Wolff & Cohen, P.C.]

Writer’s E-Mail: dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

July 23, 2010

Mr. Jim O’Connor
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Rochdale Core Alternative Strategies Master Fund LLC
File No.: 811-21963 (“Master Fund”)

Dear Mr. O’Connor:

Transmitted herewith is Amendment No. 8 to the Registration Statement on Form N-2, under the Investment Company Act of 1940, as amended, for Master Fund.  This amendment includes certain updated information with respect to Master Fund’s fees and expenses and other financial information.  We are requesting selective review of this amendment as there have been no material changes to Master Fund’s amended Registration Statement that was declared effective on September 14, 2009, except to update the financial statements and provide updated information regarding the sub-adviser, PineBridge Investments.

We would like to request an effective date for this Amendment No. 8 to be July 31, 2010.

If you have any questions regarding the foregoing or the registration statements themselves, please do not hesitate to contact me at 212-880-9892.

                   Sincerely,

                   /s/ Darren J. Edelstein

                   Darren J. Edelstein

cc:	Kurt Hawkesworth
Robert S. Schneider, Esq.